CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (87,417)	$ (13,397)	¥ 161,671	¥ 155,546
Adjustments to reconcile net income to net cash used in operating activities
Share-based compensation	8,161	1,251	8,803	23,675
Inventory write-downs inventory	64,245	9,846	14,273	9,018
Depreciation and amortization expenses	24,801	3,801	25,417	18,233
Reduction in the carrying amount of the operating lease right-of-use assets	59,657	9,143	28,549
Loss on disposal of property and equipment	898	138	403	166
Unrealized foreign currency exchange losses			1,270	6,013
Deferred tax benefits	23,443	3,593	(55,771)	(7,291)
Allowance for doubtful accounts/expected credit losses	83,587	12,810	8,731
Share of losses on investment in equity investees	119	18	762	141
Change in fair value of financial instruments	(938)	(144)	(20,660)	(1,891)
Amortization of issuance costs of convertible note	20,478	3,138	14,598	165
(Gain)/Loss from disposal of subsidiaries	12,575	1,927	(13,531)
Loss on disposal equity investees	32	5
Loss on disposal of an investment security	132	20
Changes in operating assets and liabilities , net of effects of acquisition of a subsidiary and disposal of a subsidiary:
Accounts receivable	19,180	2,939	(11,264)	(60,155)
Inventories	(699,171)	(107,153)	(969,470)	(519,493)
Advance to suppliers	(74,194)	(11,371)	97,384	(375,011)
Amount due from related parties	30	5	2,105	(13,246)
Amount due to related parties				(821)
Prepayments and other assets	(160,875)	(24,655)	(283,181)	(99,589)
Other non-current assets	1,516	232	(6,129)
Accounts payable	(209,108)	(32,047)	58,000	175,716
Advance from customers	42,514	6,516	(12,432)	(3,630)
Accrued expenses and other liabilities	(136,369)	(20,900)	594,425	(44,800)
Deferred revenue	123,739	18,964	35,487	50,427
Operating lease right-of-use assets	(6,274)	(962)	(6,140)
Operating lease liabilities	(41,758)	(6,400)	(29,176)
Income tax payable	(12,205)	(1,870)	63,337	35,365
Long-term liabilities	41,314	6,332	48,217
Net cash used in operating activities	(901,888)	(138,221)	(244,322)	(651,462)
Cash flows from investing activities:
Cash received from disposal of property and equipment				398
Purchase of property and equipment	(17,194)	(2,635)	(35,416)	(44,750)
Cash paid for investment in equity investees			(43,780)	(3,000)
Cash paid for business combination, net of cash acquired	(4,043)	(620)	(1,911)	4,600
Cash decreased due to disposal of subsidiaries	(3,129)	(480)	(3,230)
Proceeds from disposal of a subsidiary	10,000	1,533
Purchase of equity securities and put option			(2,375)	(31,393)
Proceeds from maturity of time deposits			67,335	292,318
Proceeds from disposal of investment securities	2,029	311	35,942
Purchase of time deposits				(68,632)
Proceeds from disposal of investment in equity investee	12,000	1,839
Issuance of loan to a supplier				(3,439)
Net cash provided by/(used in) investing activities	(337)	(52)	16,565	146,102
Cash flows from financing activities:
Proceeds from issuance of Class A ordinary shares to Qudian Inc., net of issuance cost	703,774	107,858
Capital injection from non-controlling interests	346	53
Repurchase of Class A ordinary shares				(30,341)
Repayment to related parties	(426)	(65)	(724)	(4,562)
Borrowing from related parties				4,480
Proceeds from short-term borrowings	146,000	22,375	183,609	180,000
Proceeds from long-term borrowings			30,000	30,000
Repayment of short-term borrowings	(130,000)	(19,923)	(183,707)	(161,065)
Repayment of long-term borrowings	(14,211)	(2,178)	(4,324)	(150,000)
Proceeds from other borrowings			247,500	35,410
Repayment for other borrowings			(218,000)	(101,619)
Proceeds from issuance of convertible note				1,195,478
Payment of issuance cost for convertible note				(1,833)
Net cash provided by financing activities	705,483	108,120	54,354	995,948
Effect of exchange rate changes on Cash, cash equivalents and restricted cash	(27,790)	(4,259)	1,132	3,380
Net increase/(decrease) in cash, cash equivalents and restricted cash	(224,532)	(34,412)	(172,271)	493,968
Cash, cash equivalents and restricted cash at the beginning of the year	954,136	146,228	1,126,407	632,439
Cash, cash equivalents and restricted cash at the end of the year	729,604	111,816	954,136	1,126,407
Supplemental information
Interest paid	59,329	9,093	56,510	13,460
Income tax paid	10,726	1,644	41,656	15,458
Accrual for purchase of property and equipment			8,356
Accrual for business acquisition (Note 5)			697	¥ 15,996
ROU assets obtained in exchange for new operating lease liabilities	6,916	1,060	138,049
Consideration payable for acquiring equity interests	1,000	153	1,992
Receivable from disposal of a subsidiary	¥ 2,143	$ 328	¥ 10,000